Business combinations, 2020 (Details) $ in Thousands			12 Months Ended
	May 31, 2020 USD ($)	Apr. 03, 2020 USD ($) MW	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business combinations [Abstract]
Payment to acquire equity investment			$ 202,345	$ 0
Fair Value of Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets (Note 6)			542,080
Other non-current assets			12,967
Cash & cash equivalents			21,012
Other current assets			61,057
Non-current Project debt (Note 15)			(288,352)
Current Project debt (Note 15)			(38,781)
Other current and non-current liabilities			(87,784)
Non-controlling interests			(8,287)
Total net assets acquired at fair value			213,412
Asset acquisition - purchase price			(210,364)
Net result of business combinations			0
Revenue contributed by the acquisitions			163,500
Amount of profit after tax			800
Additional revenue amount			17,700
Additional amount of profit after tax			$ 3,300
Chile PV 1 [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Percentage of interest acquired		35.00%
Payment to acquire equity investment		$ 4,000
Gross capacity | MW		55
Percentage of non-controlling interests		65.00%
Asset Acquisition [Member]
Fair Value of Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets (Note 6)				172,321
Other non-current assets				356
Cash & cash equivalents				17,646
Other current assets				31,421
Non-current Project debt (Note 15)				(149,585)
Current Project debt (Note 15)				(8,680)
Other current and non-current liabilities				(15,561)
Non-controlling interests				(25,308)
Total net assets acquired at fair value				22,610
Asset acquisition - purchase price				(22,610)
Net result of business combinations				0
Revenue contributed by the acquisitions				22,500
Amount of profit after tax				6,300
Additional revenue amount				14,700
Additional amount of profit after tax				$ 3,700
Befesa Agua Tenes, S.L.U. [Member]
Business combinations [Abstract]
Percentage of interest acquired	51.00%
Percentage of non-controlling interests	49.00%
Total investment	$ 19,000